Real Estate Assets Held for Sale, Discontinued Operations and Sale of Joint Venture Equity Interests (Details Textual) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Aug. 29, 2013	Aug. 31, 2013 Berry Hill Property [Member]	Dec. 31, 2013 Berry Hill Property [Member]	Aug. 13, 2013 Berry Hill Property [Member]	Aug. 31, 2013 SOIF III [Member]	Aug. 29, 2013 SOIF III [Member]	Dec. 31, 2013 Hillsboro Managing JV Entity [Member]	Jun. 30, 2012 BR Meadowmont Managing JV Entity [Member]	Mar. 28, 2014 BR Creekside [Member]
Real Estate Assets Held for Development and Sale [Line Items]
Sale of joint venture ownership percentage					25.10%	10.27%		28.36%			24.706%
Equity Method Investment, Ownership Percentage			28.36%			53.46%
Sale of joint venture equity interest for affiliate		$ 8,300,000	$ 5,524,412			$ 2,000,040		$ 5,524,412	$ 2,439,204	$ 3,113,581
Disposition Fees	191,886			69,470			191,886		82,500	136,216	69,946
Proceeds from Divestiture of Interest in Joint Venture									1,686,877
Sale Of Joint Venture Equity Interest For Un Affiliate									44,000,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		3,699,267		971,699			2,727,568			2,014,533
Proceeds from Sale of Real Estate Gross											18,875,000
Payments for Mortgage on Real Estate Sold											13,500,000
Proceeds from Sale of Real Estate											$ 1,200,000